DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
DERIVATIVE LIABILITY [Text Block]

NOTE 6 – DERIVATIVE LIABILITY

On November 7, 2013, we sold to certain institutional investors 10% Series B Convertible Preferred Shares (“Series B Preferred Stock”) which are subject to mandatory redemption and include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

Between April 16 and April 24, 2014, the Company redeemed 247 shares of the 10% Series B Preferred Stock for $247,171 plus accrued interest of $46,456 and $10,212 penalty related to the delayed registration. The effect of this redemption resulted in a reduction of $56,098 derivative liability.

On May 1, 2014, the Company completed the offering and sale of an aggregate of 17,333,329 shares of our common stock and warrants to purchase an aggregate of 8,666,665 shares of our common stock, for aggregate gross proceeds of $2,599,999. Each share of common stock we sold in the offering was accompanied by a warrant to purchase one-half of a share of common stock at an exercise price of $0.15 per share for a period of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.15. The warrants include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

Pursuant to the engagement agreement dated March 12, 2014 with H.C. Wainwright & Co., LLC (“Wainwright”), Wainwright agreed to act as our exclusive placement agent in connection with the offering. Pursuant to the engagement agreement, the Company, we issued warrants to purchase an aggregate of 5.5% of the aggregate number of shares of our common stock sold in the offering, or 953,333, to Wainwright and its designees. These warrants have an exercise price of $0.1875 per share and expire on April 16, 2019. The warrants include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at April 24, 2014 is as follows:

Conversion feature
Stock price	$0 .3275
Term (Years)	Less than 1
Volatility	331%
Exercise prices	$0.43
Dividend yield	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at May 1, 2014 is as follows:

	Issuance Warrants	Placement agent Warrants
Stock price	$0.15	$0.15
Term (Years)	5	5
Volatility	306%	306%
Exercise prices	$0.15	$0.1875
Dividend yield	0%	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at June 30, 2014 is as follows:

Warrants (including placement agent)
Stock price	$0.1282
Term (Years)	4 to 5
Volatility	282%
Exercise prices	$0.55 to 0.15
Dividend yield	0%

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of May 1, 2013.

		Fair Value Measurement at May 1, 2014
	Carrying
	Value at
	May 1, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative warrant liability	$216,236	$-	$-	$216,236
Derivative placement agent warrant liability	$23,787	$-	$-	$23,787
Total derivative liability	$240,023	$-	$-	$240,023

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of June 30, 2014.

		Fair Value Measurement at June 30, 2014
	Carrying
	Value at
	June 30, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$-	$-	$-	$-
Derivative warrant liability convertible preferred stock	$80,974	$-	$-	$80,974
Derivative warrants liability on common stock issuance including placement agent warrants	$176,888	$-	$-	$176,888
Total derivative liability	$257,862	$-	$-	$257,862

The Company analyzed the warrants and conversion feature under ASC 815 to determine the derivative liability. The Company estimated the fair value of these derivatives using a multinomial distribution (Lattice) valuation model. The fair value of these warrant liabilities at June 30, 2014 was $257,862 and the conversion feature liability was $0. At March 31, 2014 the fair value of these warrant liabilities was $209,320 and the conversion feature liability was $128,668. Changes in the derivative liability for the period ended June 30, 2014 consist of:

Three Months
Ended
June 30, 2014
Derivative liability at March 31, 2014	$337,998
Redemption of convertible preferred stock	(56,098)
Warrants issued May 1, 2014	216,236
Placement agent warrants May 1, 2014	23,787
Change in derivative liability – mark to market	(264,051)
Derivative liability at June 30, 2014	$257,862

NOTE 6 – DERIVATIVE LIABILITY

On November 7, 2013, we sold to certain institutional investors 10% Series B Convertible Preferred Shares which are subject to mandatory redemption and include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at March 31, 2014 is as follows:

	Warrant	Conversion feature
Stock price	$.25	$.25
Term (Years)	1 to 5	1
Volatility	138% to 338%	138% to 338%
Exercise prices	$0.55 to 0.25	$0.43
Dividend yield	0%	0%

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of March 31, 2014.

		Fair Value Measurement at March 31, 2014
	Carrying
	Value at	Level 1	Level 2	Level 3
	March 31, 2014
Liabilities:

Derivative convertible debt liability	$128,668	$-	$-	$128,668
Derivative warrant liability	$209,320	$-	$-	$209,320
Total derivative liability	$337,988	$-	$-	$337,988

The Company analyzed the warrants and conversion feature under ASC 815 to determine the derivative liability. The Company estimated the fair value of these derivatives using a multinomial distribution (Lattice) valuation model. The fair value of these warrant liabilities at March 31, 2014 was $209,320 and their conversion feature liability was $128,668. At November 7, 2013 the fair value of these warrant liabilities was $606,044 and the conversion feature liability was $349,883. The change in fair value of derivative liabilities of $617,937 was included in the consolidated statement of operations for the nine months ended March 31, 2014.

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of November 7, 2013.

		Fair Value Measurement at November 7, 2013
	Carrying
	Value at
	November 7, 2013	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$349,883	$-	$-	$349,883
Derivative warrant liability	$606,044	$-	$-	$606,044
Total derivative liability	$955,927	$-	$-	$955,927

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at November 7, 2013 is as follows:

	Warrant	Conversion feature
Stock price	$.50	$.50
Term (Years)	1 to 5	1
Volatility	120% to 265%	120% to 265%
Exercise prices	$0.55	$0.43
Dividend yield	0%	0%